Goodwill Disclosure: Schedule of Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Goodwill
	December 31,	December 31,
	2015	2014

Goodwill	$5,976,198	$5,976,198
Less: accumulated impairment loss	(1,339,986)	(669,993)
Total goodwill, net	$4,636,212	$5,306,205